Subsequent Events (Details) - USD ($)																						1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 12, 2023	Aug. 04, 2023	Jul. 11, 2023	Jan. 01, 2023	Dec. 15, 2022	Dec. 01, 2022	Nov. 01, 2022	Oct. 25, 2022	Oct. 03, 2022	Oct. 01, 2022	Sep. 23, 2022	Jul. 12, 2022	Jun. 06, 2022	May 25, 2022	May 18, 2022	Mar. 25, 2022	Mar. 22, 2022	Jan. 21, 2022	Dec. 17, 2021	Nov. 04, 2021	Jun. 30, 2017	Jul. 17, 2023	Nov. 17, 2022	Jun. 30, 2023	Sep. 30, 2022	Jul. 11, 2022	Sep. 30, 2020	Jul. 26, 2023	Aug. 01, 2022
Subsequent Events [Line Items]
Issued shares of common stock (in Shares)																									496,667
Offering and received																									$ 99,333
Converted principal												$ 15,000	$ 15,000	$ 55,000	$ 55,000												$ 2,200
Accrued interest																								$ 90,000	$ 90,000				$ 5,388
Reserve stock split, description			On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans.
Lowered interest rate																					25.00%
Company payments																								$ 10,305.6
Interest charge percentage																								14.00%
Interest charge																								$ 12,565
Outstanding principal percentage																								150.00%
Interest per annum																								22.00%
Variable percentage																								39.00%
Own greater percentage																								4.99%
Subsequent Event [Member]
Subsequent Events [Line Items]
Converted principal									$ 191,827														$ 384,804
Principal and accrued interests								$ 174,000
Accrued interest									$ 15,000														$ 15,000
Shares of common stock at contracted prices (in Shares)									888														945
Reserve stock split, description					On December 15, 2022, the Company filed form PRE 14C with the SEC announcing its intent to effect a reverse stock split with a ratio of between 1:500 or 1:1000.																					1-for-1,000
Convertible promissory note issued, description				On January 1, 2023, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.		On December 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On January 1, 2023, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On January 1, 2023, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.	On November 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On December 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On December 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On January 1, 2023, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On January 1, 2023, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.
Principal amount	$ 8,676,957																					$ 90,400
Lowered interest rate																								2.00%
Including an original issue discount																						$ 10,400
Immediate payment																												$ 275,710.25
Demand amount		$ 214,563.33
Demand principal		183,259
Demand interest		31,304.33
Geneva Roth Remark Holdings Inc. [Member]
Subsequent Events [Line Items]
Converted principal																$ 50,000	$ 50,000	$ 53,750	$ 58,500	$ 58,500
Geneva Roth Remark Holdings Inc. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Converted principal						$ 383,489		$ 50,000
Accrued interest						$ 15,000
Geneva Roth Remark Holdings Inc. [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Shares of common stock at contracted prices (in Shares)						879
Livingston Asset Management LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible promissory note issued, description							On November 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On November 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On December 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On December 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On January 1, 2023, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.			On October 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. On October 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On November 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On November 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On December 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On December 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On January 1, 2023, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On January 1, 2023, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.
Frondeur PartnersLLC [Member]
Subsequent Events [Line Items]
Converted principal											$ 15,000
Demand interest		7,903
Frondeur PartnersLLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible promissory note issued, description				On January 1, 2023, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.		On December 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.On December 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.On January 1, 2023, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.
Outstanding principal		135,000
JP Carey [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Demand amount		270,947.95
Demand principal		224,000
Demand interest		$ 46,947.95